Concentrations of Risk (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk	The table below provides the percentage of reverse loans in the Company’s Consolidated Statements of Financial Condition by the location in which the home securing the loan is located and is based on their remaining UPB. "Other" consists of loans in states in which concentration individually represents less than 5% of total remaining UPB.

	December 31, 2022	December 31, 2021
California	47%	45%
New York	7%	8%
Florida	5%	5%
Texas	4%	5%
Other	37%	37%
Total	100%	100%
The Company's total origination volume in any other states did not exceed 5% of the total origination volume, and were included in the "Other" balance.

	December 31, 2022	December 31, 2021
California	77%	81%
Other	23%	19%
Total	100%	100%
The following table provides the percentage of reverse mortgage loans which are serviced by the Company by loans with GSEs ("Agency") and those with private investors ("Non-agency") by period.

	December 31, 2022	December 31, 2021
Agency	64%	70%
Non-agency	36%	30%
Total	100%	100%
The table below provides the percentage of securitized nonperforming HECM buyouts in the Company's Consolidated Statements of Financial Condition by the location in which the home securing the loan is located and is based on their remaining UPB. "Other" consists of loans in states in which concentration individually represents less than 5% of total remaining UPB.

	December 31, 2022	December 31, 2021
New York	20%	17%
Puerto Rico	14%	15%
California	9%	10%
Texas	10%	10%
Florida	5%	6%
Other	42%	42%
Total	100%	100%
The table below provides the percentage of commercial loans on the Company’s Consolidated Statements of Financial Condition by the location in which the home securing the loan is located and is based on their remaining UPB. "Other" consists of loans in states in which concentration individually represents less than 5% of total remaining UPB.

	December 31, 2022	December 31, 2021
Illinois	13%	11%
New Jersey	8%	7%
Florida	7%	6%
California	4%	5%
Texas	4%	5%
Other	64%	66%
Total	100%	100%